USD ($)

Goal

Putnam RetirementReady 2065 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2065 Fund	Class A 2065		Class C 2065		Class R 2065	Class R3 2065	Class R4 2065	Class R5 2065	Class R6 2065	Class Y 2065
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2065 Fund		Class A 2065	Class C 2065	Class R 2065	Class R3 2065	Class R4 2065	Class R5 2065	Class R6 2065	Class Y 2065
Management Fees (as a percentage of Assets)		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	77.12%	77.12%	77.27%	77.27%	77.27%	77.12%	77.02%	77.12%
Acquired Fund Fees and Expenses		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (as a percentage of Assets)		78.52%	79.27%	78.92%	78.67%	78.42%	78.27%	78.17%	78.27%
Fee Waiver or Reimbursement	[2]	(77.62%)	(77.62%)	(77.62%)	(77.62%)	(77.62%)	(77.62%)	(77.62%)	(77.62%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2065 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2065	662	845	7,523	8,026
Class C 2065	268	520	7,437	7,927	168	520	7,437	7,927
Class R 2065	132	412	7,407	7,917
Class R3 2065	107	334	7,385	7,910
Class R4 2065	82	255	7,363	7,903
Class R5 2065	66	208	7,350	7,899
Class R6 2065	56	176	7,341	7,896
Class Y 2065	66	208	7,350	7,899

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period January 4, 2021 (commencement of operations) through July 31, 2021 was 7%.

7.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2065 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2022. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2021. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065 (your fund)	2060	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2021	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2022	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2021	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
	2022	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2021	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
	2022	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
	2022	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Government Money Market Fund	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
	2022	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2021	0.5%	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
	2022	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Multi-Asset Absolute Return Fund	2021	9.7%	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
	2022	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Equity**	2021	86.1%	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
	2022	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	2021	3.7%	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
	2022	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	2021	10.2%	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%
	2022	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 77 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Goal

Putnam RetirementReady 2060 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2060 Fund	Class A Shares 2060		Class B Shares 2060		Class C Shares 2060		Class R Shares 2060	Class R3 Shares 2060	Class R4 Shares 2060	Class R5 Shares 2060	Class R6 Shares 2060	Class Y Shares 2060
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2031
Annual Fund Operating Expenses - Putnam RetirementReady 2060 Fund		Class A Shares 2060	Class B Shares 2060	Class C Shares 2060	Class R Shares 2060	Class R3 Shares 2060	Class R4 Shares 2060	Class R5 Shares 2060	Class R6 Shares 2060	Class Y Shares 2060
Management Fees (as a percentage of Assets)		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	2.17%	2.17%	2.17%	2.32%	2.32%	2.32%	2.17%	2.07%	2.17%
Acquired Fund Fees and Expenses		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (as a percentage of Assets)		3.56%	4.31%	4.31%	3.96%	3.71%	3.46%	3.31%	3.21%	3.31%
Fee Waiver or Reimbursement	[2]	(2.66%)	(2.66%)	(2.66%)	(2.66%)	(2.66%)	(2.66%)	(2.66%)	(2.66%)	(2.66%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2031. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2060 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2060	662	845	1,045	1,619
Class B Shares 2060	668	820	1,097	1,754	168	520	897	1,754
Class C Shares 2060	268	520	897	1,754	168	520	897	1,754
Class R Shares 2060	132	412	713	1,568
Class R3 Shares 2060	107	334	579	1,283
Class R4 Shares 2060	82	255	444	990
Class R5 Shares 2060	66	208	362	810
Class R6 Shares 2060	56	176	307	689
Class Y Shares 2060	66	208	362	810

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 73%.

73.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2060 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2022. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2021. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060 (your fund)	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2021	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2022	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2021	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
	2022	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2021	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
	2022	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
	2022	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Government Money Market Fund	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
	2022	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2021	0.5%	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
	2022	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Multi-Asset Absolute Return Fund	2021	9.7%	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
	2022	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Equity**	2021	86.1%	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
	2022	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	2021	3.7%	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
	2022	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	2021	10.2%	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%
	2022	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 77 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2031 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2031 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2021
11.10%
Best calendar quarter
Jun. 30, 2020
18.50%
Worst calendar quarter
Mar. 31, 2020
(19.62%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam RetirementReady 2060 Fund	1 Year		5 Years		Since Inception		Inception Date
Class A Shares 2060	7.80%		8.65%		7.96%		Nov. 30, 2015
Class A Shares 2060 | After Taxes on Distributions	7.15%		7.35%		6.55%		Nov. 30, 2015
Class A Shares 2060 | After Taxes on Distributions and Sales	4.97%		6.46%		5.85%		Nov. 30, 2015
Class B Shares 2060	8.66%		8.85%		8.28%		Nov. 30, 2015
Class C Shares 2060	12.55%		9.12%		8.42%		Nov. 30, 2015
Class R Shares 2060	14.18%		9.68%		8.97%		Nov. 30, 2015
Class R3 Shares 2060	14.40%	[1]	9.87%	[1]	9.16%	[1]	Nov. 30, 2015
Class R4 Shares 2060	14.71%	[2]	10.14%	[2]	9.44%	[2]	Nov. 30, 2015
Class R5 Shares 2060	14.80%	[3]	10.30%	[3]	9.58%	[3]	Nov. 30, 2015
Class R6 Shares 2060	14.80%	[4]	10.30%	[4]	9.58%	[4]	Nov. 30, 2015
Class Y Shares 2060	14.74%		10.23%		9.51%		Nov. 30, 2015
S&P 500 Index (no deduction for fees, expenses or taxes)	18.40%		15.22%		14.59%		Nov. 30, 2015
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.51%	[5]	4.44%	[5]	4.29%	[5]	Nov. 30, 2015
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to class R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[5]	Source: Bloomberg Index Services Limited

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Goal

Putnam RetirementReady 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2055 Fund	Class A 2055		Class B 2055		Class C 2055		Class R 2055	Class R3 Shares 2055	Class R4 Shares 2055	Class R5 Shares 2055	Class R6 Shares 2055	Class Y 2055
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2055 Fund		Class A 2055	Class B 2055	Class C 2055	Class R 2055	Class R3 Shares 2055	Class R4 Shares 2055	Class R5 Shares 2055	Class R6 Shares 2055	Class Y 2055
Management Fees (as a percentage of Assets)		0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.45%	0.45%	0.45%	0.60%	0.60%	0.60%	0.45%	0.35%	0.45%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		1.84%	2.59%	2.59%	2.24%	1.99%	1.74%	1.59%	1.49%	1.59%
Fee Waiver or Reimbursement	[2]	(0.94%)	(0.94%)	(0.94%)	(0.94%)	(0.94%)	(0.94%)	(0.94%)	(0.94%)	(0.94%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

18 Prospectus

Expense Example - Putnam RetirementReady 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2055	662	845	1,249	2,376
Class B 2055	668	820	1,306	2,511	168	520	1,106	2,511
Class C 2055	268	520	1,106	2,511	168	520	1,106	2,511
Class R 2055	132	412	926	2,339
Class R3 Shares 2055	107	334	795	2,073
Class R4 Shares 2055	82	255	662	1,801
Class R5 Shares 2055	66	208	582	1,634
Class R6 Shares 2055	56	176	528	1,521
Class Y 2055	66	208	582	1,634

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 39%.

39.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2022. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2021. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055 (your fund)	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2021	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2022	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2021	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
	2022	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2021	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
	2022	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
	2022	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Government Money Market Fund	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
	2022	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2021	0.5%	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
	2022	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Multi-Asset Absolute Return Fund	2021	9.7%	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
	2022	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Equity**	2021	86.1%	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
	2022	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	2021	3.7%	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
	2022	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	2021	10.2%	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%
	2022	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 77 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2021
10.66%
Best calendar quarter
Jun. 30, 2020
17.84%
Worst calendar quarter
Mar. 31, 2020
(19.09%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam RetirementReady 2055 Fund		1 Year	5 Years	10 Years
Class A 2055		7.33%	8.44%	8.53%
Class A 2055 | After Taxes on Distributions		7.23%	6.93%	6.50%
Class A 2055 | After Taxes on Distributions and Sales		4.39%	6.27%	6.12%
Class B 2055		8.01%	8.62%	8.53%
Class C 2055		11.99%	8.91%	8.36%
Class R 2055		13.50%	9.46%	8.90%
Class R3 Shares 2055	[1]	13.79%	9.69%	9.12%
Class R4 Shares 2055	[2]	14.11%	9.97%	9.40%
Class R5 Shares 2055	[3]	14.21%	10.12%	9.51%
Class R6 Shares 2055	[4]	14.21%	10.12%	9.51%
Class Y 2055		14.17%	10.02%	9.46%
S&P 500 Index (no deduction for fees, expenses or taxes)		18.40%	15.22%	13.88%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	[5]	7.51%	4.44%	3.84%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to class R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[5]	Source: Bloomberg Index Services Limited

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Goal

Putnam RetirementReady 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2050 Fund	Class A Shares 2050		Class B Shares 2050		Class C Shares 2050		Class R Shares 2050	Class R3 Shares 2050	Class R4 Shares 2050	Class R5 Shares 2050	Class R6 Shares 2050	Class Y Shares 2050
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2050 Fund		Class A Shares 2050	Class B Shares 2050	Class C Shares 2050	Class R Shares 2050	Class R3 Shares 2050	Class R4 Shares 2050	Class R5 Shares 2050	Class R6 Shares 2050	Class Y Shares 2050
Management Fees (as a percentage of Assets)		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.27%	0.27%	0.27%	0.42%	0.42%	0.42%	0.27%	0.17%	0.27%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		1.65%	2.40%	2.40%	2.05%	1.80%	1.55%	1.40%	1.30%	1.40%
Fee Waiver or Reimbursement	[2]	(0.75%)	(0.75%)	(0.75%)	(0.75%)	(0.75%)	(0.75%)	(0.75%)	(0.75%)	(0.75%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2050 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2050	662	845	1,208	2,227
Class B Shares 2050	668	820	1,264	2,362	168	520	1,064	2,362
Class C Shares 2050	268	520	1,064	2,362	168	520	1,064	2,362
Class R Shares 2050	132	412	883	2,187
Class R3 Shares 2050	107	334	751	1,918
Class R4 Shares 2050	82	255	618	1,641
Class R5 Shares 2050	66	208	538	1,472
Class R6 Shares 2050	56	176	484	1,357
Class Y Shares 2050	66	208	538	1,472

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 33%.

33.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2022. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2021. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050 (your fund)	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2021	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2022	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2021	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
	2022	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2021	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
	2022	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
	2022	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Government Money Market Fund	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
	2022	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2021	0.5%	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
	2022	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Multi-Asset Absolute Return Fund	2021	9.7%	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
	2022	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Equity**	2021	86.1%	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
	2022	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	2021	3.7%	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
	2022	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	2021	10.2%	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%
	2022	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 77 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2021
10.21%
Best calendar quarter
Jun. 30, 2020
16.93%
Worst calendar quarter
Mar. 31, 2020
(18.33%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam RetirementReady 2050 Fund		1 Year	5 Years	10 Years
Class A Shares 2050		6.65%	8.19%	8.50%
Class A Shares 2050 | After Taxes on Distributions		6.65%	6.73%	7.29%
Class A Shares 2050 | After Taxes on Distributions and Sales		3.94%	6.07%	6.51%
Class B Shares 2050		7.36%	8.39%	8.49%
Class C Shares 2050		11.36%	8.68%	8.32%
Class R Shares 2050		12.94%	9.22%	8.87%
Class R3 Shares 2050	[1]	13.13%	9.44%	9.08%
Class R4 Shares 2050	[2]	13.38%	9.71%	9.36%
Class R5 Shares 2050	[3]	13.62%	9.86%	9.46%
Class R6 Shares 2050	[4]	13.62%	9.86%	9.46%
Class Y Shares 2050		13.45%	9.77%	9.41%
S&P 500 Index (no deduction for fees, expenses or taxes)		18.40%	15.22%	13.88%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	[5]	7.51%	4.44%	3.84%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to class R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[5]	Source: Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Goal

Putnam RetirementReady 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2045 Fund	Class A Shares 2045		Class B Shares 2045		Class C Shares 2045		Class R Shares 2045	Class R3 Shares 2045	Class R4 Shares 2045	Class R5 Shares 2045	Class R6 Shares 2045	Class Y Shares 2045
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2045 Fund		Class A Shares 2045	Class B Shares 2045	Class C Shares 2045	Class R Shares 2045	Class R3 Shares 2045	Class R4 Shares 2045	Class R5 Shares 2045	Class R6 Shares 2045	Class Y Shares 2045
Management Fees (as a percentage of Assets)		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.24%	0.24%	0.24%	0.39%	0.39%	0.39%	0.24%	0.14%	0.24%
Acquired Fund Fees and Expenses		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (as a percentage of Assets)		1.60%	2.35%	2.35%	2.00%	1.75%	1.50%	1.35%	1.25%	1.35%
Fee Waiver or Reimbursement	[2]	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2045 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2045	662	845	1,197	2,187
Class B Shares 2045	668	820	1,253	2,323	168	520	1,053	2,323
Class C Shares 2045	268	520	1,053	2,323	168	520	1,053	2,323
Class R Shares 2045	132	412	872	2,147
Class R3 Shares 2045	107	334	740	1,876
Class R4 Shares 2045	82	255	607	1,599
Class R5 Shares 2045	66	208	526	1,429
Class R6 Shares 2045	56	176	472	1,314
Class Y Shares 2045	66	208	526	1,429

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 36%.

36.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2022. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2021. The table also shows the approximate allocations of other

Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045 (your fund)	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2021	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2022	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2021	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
	2022	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2021	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
	2022	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
	2022	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Government Money Market Fund	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
	2022	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2021	0.5%	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
	2022	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Multi-Asset Absolute Return Fund	2021	9.7%	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
	2022	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Equity**	2021	86.1%	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
	2022	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	2021	3.7%	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
	2022	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	2021	10.2%	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%
	2022	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 77 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2021
9.28%
Best calendar quarter
Jun. 30, 2020
15.40%
Worst calendar quarter
Mar. 31, 2020
(17.12%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam RetirementReady 2045 Fund		1 Year	5 Years	10 Years
Class A Shares 2045		5.42%	7.75%	8.15%
Class A Shares 2045 | After Taxes on Distributions		5.36%	6.30%	6.97%
Class A Shares 2045 | After Taxes on Distributions and Sales		3.25%	5.70%	6.22%
Class B Shares 2045		6.03%	7.91%	8.14%
Class C Shares 2045		9.99%	8.20%	7.98%
Class R Shares 2045		11.58%	8.75%	8.52%
Class R3 Shares 2045	[1]	11.90%	8.99%	8.74%
Class R4 Shares 2045	[2]	12.17%	9.26%	9.01%
Class R5 Shares 2045	[3]	12.21%	9.39%	9.11%
Class R6 Shares 2045	[4]	12.21%	9.39%	9.11%
Class Y Shares 2045		12.26%	9.32%	9.08%
S&P 500 Index (no deduction for fees, expenses or taxes)		18.40%	15.22%	13.88%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	[5]	7.51%	4.44%	3.84%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to class R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[5]	Source: Bloomberg Index Services Limited

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Goal

Putnam RetirementReady 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2040 Fund	Class A Shares 2040		Class B Shares 2040		Class C Shares 2040		Class R Shares 2040	Class R3 Shares 2040	Class R4 Shares 2040	Class R5 Shares 2040	Class R6 Shares 2040	Class Y Shares 2040
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2040 Fund		Class A Shares 2040	Class B Shares 2040	Class C Shares 2040	Class R Shares 2040	Class R3 Shares 2040	Class R4 Shares 2040	Class R5 Shares 2040	Class R6 Shares 2040	Class Y Shares 2040
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.21%	0.21%	0.36%	0.36%	0.36%	0.21%	0.11%	0.21%
Acquired Fund Fees and Expenses		0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses (as a percentage of Assets)		1.53%	2.28%	2.28%	1.93%	1.68%	1.43%	1.28%	1.18%	1.28%
Fee Waiver or Reimbursement	[2]	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2040 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2040	662	845	1,182	2,132
Class B Shares 2040	668	820	1,238	2,267	168	520	1,038	2,267
Class C Shares 2040	268	520	1,038	2,267	168	520	1,038	2,267
Class R Shares 2040	132	412	856	2,090
Class R3 Shares 2040	107	334	724	1,818
Class R4 Shares 2040	82	255	591	1,539
Class R5 Shares 2040	66	208	510	1,368
Class R6 Shares 2040	56	176	456	1,253
Class Y Shares 2040	66	208	510	1,368

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 43%.

43.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2022. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2021. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040 (your fund)	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2021	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2022	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2021	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
	2022	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2021	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
	2022	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
	2022	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Government Money Market Fund	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
	2022	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2021	0.5%	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
	2022	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Multi-Asset Absolute Return Fund	2021	9.7%	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
	2022	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Equity**	2021	86.1%	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
	2022	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	2021	3.7%	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
	2022	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	2021	10.2%	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%
	2022	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 77 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2021
7.85%
Best calendar quarter
Jun. 30, 2020
13.12%
Worst calendar quarter
Sep. 30, 2011
(15.88%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam RetirementReady 2040 Fund		1 Year	5 Years	10 Years
Class A Shares 2040		3.62%	6.95%	7.60%
Class A Shares 2040 | After Taxes on Distributions		3.62%	5.69%	6.55%
Class A Shares 2040 | After Taxes on Distributions and Sales		2.14%	5.10%	5.80%
Class B Shares 2040		4.08%	7.11%	7.58%
Class C Shares 2040		8.08%	7.42%	7.42%
Class R Shares 2040		9.62%	7.95%	7.96%
Class R3 Shares 2040	[1]	9.79%	8.13%	8.13%
Class R4 Shares 2040	[2]	10.08%	8.40%	8.40%
Class R5 Shares 2040	[3]	10.26%	8.57%	8.53%
Class R6 Shares 2040	[4]	10.26%	8.57%	8.54%
Class Y Shares 2040		10.18%	8.50%	8.50%
S&P 500 Index (no deduction for fees, expenses or taxes)		18.40%	15.22%	13.88%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	[5]	7.51%	4.44%	3.84%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to the class R5 shares (relative to the comparable fees applicable to class R6 shares prior to the inception of class R5 shares).
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[5]	Source: Bloomberg Index Services Limited

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Goal

Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2035 Fund	Class A Shares 2035		Class B Shares 2035		Class C Shares 2035		Class R Shares 2035	Class R3 Shares 2035	Class R4 Shares 2035	Class R5 Shares 2035	Class R6 Shares 2035	Class Y Shares 2035
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2035 Fund		Class A Shares 2035	Class B Shares 2035	Class C Shares 2035	Class R Shares 2035	Class R3 Shares 2035	Class R4 Shares 2035	Class R5 Shares 2035	Class R6 Shares 2035	Class Y Shares 2035
Management Fees (as a percentage of Assets)		0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.21%	0.21%	0.36%	0.36%	0.36%	0.21%	0.11%	0.21%
Acquired Fund Fees and Expenses		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses (as a percentage of Assets)		1.49%	2.24%	2.24%	1.89%	1.64%	1.39%	1.24%	1.14%	1.24%
Fee Waiver or Reimbursement	[2]	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2035	662	845	1,174	2,100
Class B Shares 2035	668	820	1,229	2,235	168	520	1,029	2,235
Class C Shares 2035	268	520	1,029	2,235	168	520	1,029	2,235
Class R Shares 2035	132	412	847	2,058
Class R3 Shares 2035	107	334	715	1,785
Class R4 Shares 2035	82	255	581	1,505
Class R5 Shares 2035	66	208	501	1,334
Class R6 Shares 2035	56	176	446	1,218
Class Y Shares 2035	66	208	501	1,334

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 46%.

46.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2022. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2021. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035 (your fund)	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2021	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2022	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2021	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
	2022	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2021	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
	2022	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
	2022	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Government Money Market Fund	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
	2022	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2021	0.5%	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
	2022	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Multi-Asset Absolute Return Fund	2021	9.7%	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
	2022	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Equity**	2021	86.1%	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
	2022	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	2021	3.7%	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
	2022	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	2021	10.2%	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%
	2022	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 77 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2021
6.11%
Best calendar quarter
Mar. 31, 2012
10.97%
Worst calendar quarter
Sep. 30, 2011
(14.94%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam RetirementReady 2035 Fund		1 Year	5 Years	10 Years
Class A Shares 2035		1.45%	5.86%	6.73%
Class A Shares 2035 | After Taxes on Distributions		1.45%	4.74%	5.80%
Class A Shares 2035 | After Taxes on Distributions and Sales		0.86%	4.25%	5.10%
Class B Shares 2035		1.85%	6.01%	6.73%
Class C Shares 2035		5.84%	6.32%	6.56%
Class R Shares 2035		7.31%	6.85%	7.10%
Class R3 Shares 2035	[1]	7.59%	7.02%	7.25%
Class R4 Shares 2035	[2]	7.84%	7.28%	7.52%
Class R5 Shares 2035	[3]	7.94%	7.44%	7.64%
Class R6 Shares 2035	[4]	7.98%	7.49%	7.68%
Class Y Shares 2035		7.97%	7.40%	7.64%
S&P 500 Index (no deduction for fees, expenses or taxes)		18.40%	15.22%	13.88%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	[5]	7.51%	4.44%	3.84%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to the class R5 shares (relative to the comparable fees applicable to class R6 shares prior to the inception of class R5 shares).
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[5]	Source: Bloomberg Index Services Limited

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Goal

Putnam RetirementReady 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2030 Fund	Class A Shares 2030		Class B Shares 2030		Class C Shares 2030		Class R Shares 2030	Class R3 Shares 2030	Class R4 Shares 2030	Class R5 Shares 2030	Class R6 Shares 2030	Class Y Shares 2030
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2030 Fund		Class A Shares 2030	Class B Shares 2030	Class C Shares 2030	Class R Shares 2030	Class R3 Shares 2030	Class R4 Shares 2030	Class R5 Shares 2030	Class R6 Shares 2030	Class Y Shares 2030
Management Fees (as a percentage of Assets)		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.19%	0.19%	0.19%	0.34%	0.34%	0.34%	0.19%	0.09%	0.19%
Acquired Fund Fees and Expenses		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Expenses (as a percentage of Assets)		1.43%	2.18%	2.18%	1.83%	1.58%	1.33%	1.18%	1.08%	1.18%
Fee Waiver or Reimbursement	[2]	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2030 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2030	662	845	1,161	2,052
Class B Shares 2030	668	820	1,215	2,187	168	520	1,015	2,187
Class C Shares 2030	268	520	1,015	2,187	168	520	1,015	2,187
Class R Shares 2030	132	412	833	2,009
Class R3 Shares 2030	107	334	701	1,735
Class R4 Shares 2030	82	255	568	1,454
Class R5 Shares 2030	66	208	487	1,281
Class R6 Shares 2030	56	176	432	1,165
Class Y Shares 2030	66	208	487	1,281

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 54%.

54.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2022. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2021. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030 (your fund)	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2021	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2022	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2021	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
	2022	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2021	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
	2022	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
	2022	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Government Money Market Fund	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
	2022	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2021	0.5%	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
	2022	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Multi-Asset Absolute Return Fund	2021	9.7%	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
	2022	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Equity**	2021	86.1%	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
	2022	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	2021	3.7%	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
	2022	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	2021	10.2%	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%
	2022	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 77 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2021
4.07%
Best calendar quarter
Mar. 31, 2012
9.85%
Worst calendar quarter
Sep. 30, 2011
(13.27%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam RetirementReady 2030 Fund		1 Year	5 Years	10 Years
Class A Shares 2030		(0.88%)	4.58%	5.71%
Class A Shares 2030 | After Taxes on Distributions		(0.88%)	3.61%	4.91%
Class A Shares 2030 | After Taxes on Distributions and Sales		(0.52%)	3.29%	4.30%
Class B Shares 2030		(0.63%)	4.72%	5.70%
Class C Shares 2030		3.37%	5.05%	5.55%
Class R Shares 2030		4.88%	5.57%	6.07%
Class R3 Shares 2030	[1]	5.07%	5.71%	6.20%
Class R4 Shares 2030	[2]	5.32%	5.97%	6.47%
Class R5 Shares 2030	[3]	5.43%	6.11%	6.58%
Class R6 Shares 2030	[4]	5.51%	6.18%	6.65%
Class Y Shares 2030		5.45%	6.11%	6.61%
S&P 500 Index (no deduction for fees, expenses or taxes)		18.40%	15.22%	13.88%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	[5]	7.51%	4.44%	3.84%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to the class R5 shares (relative to the comparable fees applicable to class R6 shares prior to the inception of class R5 shares).
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[5]	Source: Bloomberg Index Services Limited

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Goal

Putnam RetirementReady 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2025 Fund	Class A Shares 2025		Class B Shares 2025		Class C Shares 2025		Class R Shares 2025	Class R3 Shares 2025	Class R4 Shares 2025	Class R5 Shares 2025	Class R6 Shares 2025	Class Y Shares 2025
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024.
Annual Fund Operating Expenses - Putnam RetirementReady 2025 Fund		Class A Shares 2025	Class B Shares 2025	Class C Shares 2025	Class R Shares 2025	Class R3 Shares 2025	Class R4 Shares 2025	Class R5 Shares 2025	Class R6 Shares 2025	Class Y Shares 2025
Management Fees (as a percentage of Assets)		0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.20%	0.20%	0.20%	0.35%	0.35%	0.35%	0.20%	0.10%	0.20%
Acquired Fund Fees and Expenses		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Expenses (as a percentage of Assets)		1.43%	2.18%	2.18%	1.83%	1.58%	1.33%	1.18%	1.08%	1.18%
Fee Waiver or Reimbursement	[2]	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2025	662	845	1,161	2,052
Class B Shares 2025	668	820	1,215	2,187	168	520	1,015	2,187
Class C Shares 2025	268	520	1,015	2,187	168	520	1,015	2,187
Class R Shares 2025	132	412	833	2,009
Class R3 Shares 2025	107	334	701	1,735
Class R4 Shares 2025	82	255	568	1,454
Class R5 Shares 2025	66	208	487	1,281
Class R6 Shares 2025	56	176	432	1,165
Class Y Shares 2025	66	208	487	1,281

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 74%.

74.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2022. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2021. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030	2025 (your fund)	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2021	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2022	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2021	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
	2022	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2021	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
	2022	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
	2022	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Government Money Market Fund	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
	2022	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2021	0.5%	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
	2022	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Multi-Asset Absolute Return Fund	2021	9.7%	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
	2022	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Equity**	2021	86.1%	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
	2022	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	2021	3.7%	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
	2022	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	2021	10.2%	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%
	2022	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 77 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2021
2.05%
Best calendar quarter
Mar. 31, 2012
8.25%
Worst calendar quarter
Sep. 30, 2011
(10.72%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam RetirementReady 2025 Fund		1 Year	5 Years	10 Years
Class A Shares 2025		(2.96%)	3.26%	4.63%
Class A Shares 2025 | After Taxes on Distributions		(3.24%)	2.32%	3.84%
Class A Shares 2025 | After Taxes on Distributions and Sales		(1.61%)	2.24%	3.41%
Class B Shares 2025		(2.83%)	3.36%	4.62%
Class C Shares 2025		1.21%	3.71%	4.46%
Class R Shares 2025		2.70%	4.23%	4.98%
Class R3 Shares 2025	[1]	2.81%	4.35%	5.10%
Class R4 Shares 2025	[2]	3.09%	4.61%	5.37%
Class R5 Shares 2025	[3]	3.20%	4.77%	5.48%
Class R6 Shares 2025	[4]	3.30%	4.84%	5.56%
Class Y Shares 2025		3.24%	4.75%	5.51%
S&P 500 Index (no deduction for fees, expenses or taxes)		18.40%	15.22%	13.88%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	[5]	7.51%	4.44%	3.84%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to the class R5 shares (relative to the comparable fees applicable to class R6 shares prior to the inception of class R5 shares).
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[5]	Source: Bloomberg Index Services Limited

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Goal
Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 110 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds.
$ 100,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady Maturity Fund	Class A Shares Maturity		Class B Shares Maturity		Class C Shares Maturity		Class R Shares Maturity	Class R3 Shares Maturity	Class R4 Shares Maturity	Class R5 Shares Maturity	Class R6 Shares Maturity	Class Y Shares Maturity
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady Maturity Fund		Class A Shares Maturity	Class B Shares Maturity	Class C Shares Maturity	Class R Shares Maturity	Class R3 Shares Maturity	Class R4 Shares Maturity	Class R5 Shares Maturity	Class R6 Shares Maturity	Class Y Shares Maturity
Management Fees (as a percentage of Assets)		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.19%	0.19%	0.19%	0.34%	0.34%	0.34%	0.19%	0.09%	0.19%
Acquired Fund Fees and Expenses		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Expenses (as a percentage of Assets)		1.41%	2.16%	2.16%	1.81%	1.56%	1.31%	1.16%	1.06%	1.16%
Fee Waiver or Reimbursement	[2]	(0.51%)	(0.51%)	(0.51%)	(0.51%)	(0.51%)	(0.51%)	(0.51%)	(0.51%)	(0.51%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady Maturity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares Maturity	488	676	992	1,888
Class B Shares Maturity	668	820	1,211	2,171	168	520	1,011	2,171
Class C Shares Maturity	268	520	1,011	2,171	168	520	1,011	2,171
Class R Shares Maturity	132	412	829	1,992
Class R3 Shares Maturity	107	334	697	1,718
Class R4 Shares Maturity	82	255	563	1,437
Class R5 Shares Maturity	66	208	482	1,264
Class R6 Shares Maturity	56	176	427	1,147
Class Y Shares Maturity	66	208	482	1,264

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 65%.

65.00%
Investments, risks, and performance

Investments

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2021, which are not expected to change over time.

Underlying funds*
Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Government Money Market Fund	6.0%
Putnam Fixed Income Absolute Return Fund	30.0%
Putnam Multi-Asset Absolute Return Fund	30.0%
Equity**	10.2%
Fixed Income**	29.8%
Absolute Return**	60.0%
*	Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity, fixed income and absolute return allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Investment Management, LLC (Putnam Management) rebalances the fund’s investments towards its target allocations on a quarterly basis. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is designed for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund also serves as the fund into which each of the Putnam RetirementReady Funds will be merged near the end of the target date year of the Putnam RetirementReady Fund. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2021
0.31%
Best calendar quarter
Mar. 31, 2019
4.52%
Worst calendar quarter
Mar. 31, 2020
(5.69%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam RetirementReady Maturity Fund		1 Year	5 Years	10 Years
Class A Shares Maturity		(3.03%)	2.00%	2.58%
Class A Shares Maturity | After Taxes on Distributions		(3.72%)	1.18%	1.77%
Class A Shares Maturity | After Taxes on Distributions and Sales		(1.74%)	1.23%	1.69%
Class B Shares Maturity		(4.68%)	1.69%	2.38%
Class C Shares Maturity		(0.72%)	2.07%	2.23%
Class R Shares Maturity		0.74%	2.58%	2.74%
Class R3 Shares Maturity	[1]	0.86%	2.66%	2.84%
Class R4 Shares Maturity	[2]	1.11%	2.93%	3.10%
Class R5 Shares Maturity	[3]	1.31%	3.09%	3.22%
Class R6 Shares Maturity	[4]	1.38%	3.16%	3.30%
Class Y Shares Maturity		1.29%	3.08%	3.26%
S&P 500 Index (no deduction for fees, expenses or taxes)		18.40%	15.22%	13.88%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	[5]	7.51%	4.44%	3.84%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to the class R5 shares (relative to the comparable fees applicable to class R6 shares prior to the inception of class R5 shares).
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[5]	Source: Bloomberg Index Services Limited

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.